Convertible Notes and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Notes and Notes Payable

Note 5 – Convertible Notes

Alto Opportunity Master Fund, SPC

On January 11, 2023, the Company entered into a securities purchase agreement (the “SPA”) with Alto Opportunity Master Fund, SPC – Segregated Master Portfolio B, a Cayman entity (the “Investor”), pursuant to which the Company sold to the Investor a $4,300,000 convertible note (the “Alto Convertible Note”) and warrant (the “Warrant”) to purchase 127,260 shares of common stock, exercisable at $1.93 per share, as adjusted, in exchange for gross proceeds of $3,935,000 (the “Investment Amount”) (See Note 7). The Company determined that the Warrant contains a net cash settlement feature at inception and categorized the Warrant as a liability in the accompanying unaudited condensed consolidated financial statements. The Alto Convertible Note matures on March 11, 2025, but may be extended at the option of the noteholder. The Alto Convertible Note amortizes on a monthly basis and the Company can make such monthly amortization payments in cash or, subject to certain equity conditions, in registered shares of common stock or a combination thereof. Installments may be deferred by the noteholder, resulting in a variable interest rate. However, the effective interest rate is approximately 214% based on the internal rate of return calculated on a series of cash flows that occur at regular intervals. For equity repayment, the Alto Convertible Note is convertible into shares of common stock at a price per share equal to the lower of (i) $18.80, (ii) 90% of the three lowest daily VWAPs of the 15 trading days prior to the payment date, or (iii) 90% of the VWAP of the trading day prior to payment date. The noteholder may convert at any time at a fixed price of $18.80 per share. The noteholder has an acceleration of installment amount conversion option (the “Acceleration Option”), whereby the noteholder, with certain share percentage limitations, can convert to common stock any outstanding installment amount at an amount equal to the installment amount plus five times (5x) the installment amount at any time. The Company has determined the Acceleration Option is an embedded derivative within the host instrument and has bifurcated it from the host instrument and recorded it as a derivative liability valued at $1,442,000 at inception, using a Monte Carlo simulation model (Note 7). The Convertible Note is repayable over 26 months and bears interest at the rate of 5% per annum. Additionally, the note contains certain redemption options and “Make Whole” provisions.

In conjunction with entry into the SPA, the Company entered into a series of related agreements, including a security agreement (the “Security Agreement”), an intellectual property security agreement (the “IP Security Agreement”) and a subsidiary guaranty (the “Subsidiary Guaranty”). The security agreements and guaranty allow, among other things, for the Investor to have a security interest in and place a lien on all of the Company’s assets and intellectual property until such time as the Alto Convertible Note is paid off. In addition, the SPA called for the Company to enter into a springing deposit account control agreement (the “Springing DACA”), which, in the event the Company defaults on its repayment of the Alto Convertible Note, would allow the Investor to assume control of the Company’s bank account only with regard to any funds remaining outstanding under the Alto Convertible Note. As such, in conjunction with entry into the SPA, the Company established a separate bank account in which it deposited the Investment Amount and pursuant to which the Company, the Investor and the bank holding the Investment Amount, First Republic Bank, entered into the Springing DACA agreement. As the Investment Amount had been held at First Republic Bank, in light of certain banking crises then affecting smaller banks, on March 12, 2023, the Company and the Investor moved the Investment Amount from First Republic Bank, after which time the Springing DACA was no longer in effect. Further, pursuant to amendments to the SPA entered into in May and June of 2023, the Company and the Investor agreed that all of the Investment Amount would be released to the Company and the relevant provision of the SPA which required the Springing DACA would no longer be deemed applicable. In addition, the Company granted the Investor the option to purchase up to an additional $10.0 million in convertible notes and warrants on substantially the same terms as the Alto Convertible Note and Warrant, excluding the Springing DACA requirement, with such option to be effective through December 31, 2025. The agreement offers the investor an opportunity to participate in future capital raises at substantially similar terms as the January 11, 2023 agreement. The Company expects that such subsequent convertible notes and warrants would be issued on substantially similar terms as the January 11, 2023 initial agreement, as amended, thus providing the Company the opportunity to negotiate certain aspects of the agreement.

Boustead Securities, LLC (“Boustead”) served as a placement agent for the Alto Convertible Note and Warrant offering and received $345,000 cash compensation and a warrant to purchase 8,909 shares of common stock, exercisable at $18.80 per share. The Boustead warrant was determined to be an equity instrument valued on a non-recurring basis. The Company used the Black Scholes valuation model using a term of five years, volatility of 110%, a risk-free rate of 3.53% for a value of $99,543.

The Company allocated the finance costs related to the Boustead placement agent fee of $345,000, based on the relative fair market values of the Convertible Note and warrants issued. The allocation of the financing costs applied $232,027 to the debt component as a debt discount that is being amortized to interest expense over the term of the Convertible Note, $104,245 to the warrant derivative liability component, expensed as a finance fee, and $8,727 to the equity warrant as a reduction in additional paid in capital.

The Company allocated to the debt component of the note an original discount of $300,000, legal fees of $65,000, $215,000 for additional interest fees on day one added to note principal, $1,442,000 for the accelerated conversion feature, and $1,288,543 for the fair value of warrants, resulting in an additional $3,310,543 debt discount that is being amortized to interest expense over the term of the Alto Convertible Note.

On August 6, 2024, the Company entered into an amendment to the SPA with Alto. Under the Amendment Agreement, the Company and Alto agreed as follows: (i) that the Company would pay $600,000 (the “Cash Collateral”) in cash by wire transfer of immediately available funds to Alto, which would be held as collateral on the remaining $1.2 million outstanding under the Alto Note; (ii) Alto will defer the monthly installment payment due on September 3, 2024 under the Alto Note until the Alto Note’s March 11, 2025 maturity date; and (iii) Alto would grant a waiver of any default Section 4(a)(xvi) of the Note related to the restatement and reaudit of the Company’s financial statements for the years ended December 31, 2022 and 2023. The amendment was accounted for as a troubled debt restructuring as the Company determined it was experiencing financial difficulties and was provided a concession through the deferral of one monthly principal and interest payment. As the future undiscounted cash flows exceeded the carrying value of the Alto Convertible Note, the Company did not recognize any gain or loss associated with the troubled debt restructuring.

During the three and nine months ended September 30, 2024, the Company recorded interest expense of $270,538 and $1,198,738, respectively, which included amortization of debt discount as interest expense of $247,430 and $1,079,444, respectively. During the three and nine months ended September 30, 2024, the Company settled $1,172,850 and $1,408,050 of principal, and $35,888 and $54,670 of accrued interest, which settlements were made in the form of 719,148 and 797,345 shares of common stock. During the three months ended September 30, 2024, the Company also paid $345,139 of principal and $22,724 of accrued interest for a total of $367,863. During the nine months ended September 30, 2024, the Company paid $846,806 of principal and $79,682 of accrued interest for a total of $926,488. In relation to the settlements described above, the Company recognized a loss on settlement of convertible debt of $762,186 and $833,501 for the three and nine months ended September 30, 2024.

During the three and nine months ended September 30, 2023, the Company recorded interest expense of $623,465 and $1,952,147 respectively, which included amortization of debt discount as interest expense of $538,302 and $1,550,479 respectively. During the three and nine months ended September 30, 2023, the Company settled $331,800 and $1,925,700 of principal, respectively, and settled $54,096 and $294,927, respectively, of accrued interest, which settlements were made in the form of 62,761 and 297,625 shares of common stock, respectively, during the three and nine months ended September 30, 2023.

As of September 30, 2024, the outstanding principal, debt discount and net carry value for the convertible note was $0.

Note 6 - Notes Payable

Alto Opportunity Master Fund, SPC

On January 11, 2023, the Company entered into a securities purchase agreement (the “SPA”) with Alto Opportunity Master Fund, SPC – Segregated Master Portfolio B, a Cayman entity (the “Investor”), pursuant to which the Company sold to the Investor a $4,300,000 convertible note (the “Alto Convertible Note”) and warrant (the “Alto Warrant”) to purchase 127,260 shares of common stock, exercisable at $18.80 per share, in exchange for gross proceeds of $3,935,000 (the “Investment Amount”) (See Note 7). The Company determined that the Alto Warrant contains a net cash settlement feature at inception and categorized the Alto Warrant as a liability in the accompanying consolidated financial statements. The Alto Convertible Note matures on March 11, 2025, but may be extended at the option of the noteholder. The Alto Convertible Note amortizes on a monthly basis and the Company can make such monthly amortization payments in cash or, subject to certain equity conditions, in registered shares of common stock or a combination thereof. Installments may be deferred by the noteholder, resulting in a variable interest rate. However, the effective interest rate is approximately 346% based on the internal rate of return calculated on a series of cash flows that occur at regular intervals. For equity repayment, the Alto Convertible Note is convertible into shares of common stock at a price per share equal to the lower of (i) $18.80, (ii) 90% of the three lowest daily VWAPs of the 15 trading days prior to the payment date, or (iii) 90% of the VWAP of the trading day prior to payment date. The noteholder may convert at any time at a fixed price of $18.80 per share. The noteholder has an acceleration of installment amount conversion option (the “Alto Acceleration Option”), whereby the noteholder, with certain share percentage limitations, can convert to common stock any outstanding installment amount at an amount equal to the installment amount plus five times (5x) the installment amount at any time. The Company has determined the Alto Acceleration Option is an embedded derivative within the host instrument and has bifurcated it from the host instrument and recorded it as a derivative liability valued at $1,442,000, using a Monte Carlo simulation model (Note 8). The Convertible Note is repayable over 26 months and bears interest at the rate of 5% per annum. Additionally, the note contains certain redemption options and “Make Whole” provisions.

In conjunction with entry into the SPA, the Company entered into a series of related agreements, including a security agreement (the “Security Agreement”), an intellectual property security agreement (the “IP Security Agreement”) and a subsidiary guaranty (the “Subsidiary Guaranty”). The security agreements and guaranty allow, among other things, for the Investor to have a security interest in and place a lien on all of the Company’s assets and intellectual property until such time as the Alto Convertible Note is paid off. In addition, the SPA called for the Company to enter into a springing deposit account control agreement (the “Springing DACA”), which, in the event the Company defaults on its repayment of the Alto Convertible Note, would allow the Investor to assume control of the Company’s bank account only with regard to any funds remaining outstanding under the Alto Convertible Note. As such, in conjunction with entry into the SPA, the Company established a separate bank account in which it deposited the Investment Amount and pursuant to which the Company, the Investor and the bank holding the Investment Amount, First Republic Bank, entered into the Springing DACA agreement. As the Investment Amount had been held at First Republic Bank, in light of certain banking crises then affecting smaller banks, on March 12, 2023, the Company and the Investor moved the Investment Amount from First Republic Bank, after which time the Springing DACA was no longer in effect. Further, pursuant to amendments to the SPA entered into in May and June of 2023, the Company and the Investor agreed that all of the Investment Amount would be released to the Company and the relevant provision of the SPA which required the Springing DACA would no longer be deemed applicable. In addition, the Company granted the Investor the option to purchase up to an additional $10 million in convertible notes and warrants on substantially the same terms as the Alto Convertible Note and Alto Warrant, excluding the Springing DACA requirement, with such option to be effective through December 31, 2025. The agreement offers the investor an opportunity to participate in future capital raises at substantially similar terms as the January 11, 2023 agreement. The Company expects that such subsequent convertible notes and warrants would be issued on substantially similar terms as the January 11, 2023 initial agreement, as amended, thus providing the Company the opportunity to negotiate certain aspects of the agreement.

Boustead Securities, LLC (“Boustead”) served as a placement agent for the Alto Convertible Note and Warrant offering and received $345,000 cash compensation and a warrant to purchase 8,909 shares of common stock, exercisable at $18.80 per share. The Boustead warrant was determined to be an equity instrument valued on a non-recurring basis. The Company used the Black Scholes valuation model using a term of five years, volatility of 110%, a risk-free rate of 3.53% for a value of $99,543.

The Company allocated the finance costs related to the Boustead placement agent fee of $345,000, based on the relative fair market values of the Convertible Note and warrants issued. The allocation of the financing costs applied $232,027 to the debt component as a debt discount that is being amortized to interest expense over the term of the Convertible Note, $104,245 to the warrant derivative liability component, expensed as a finance fee, and $8,727 to the equity warrant as a reduction in additional paid in capital.

The Company allocated to the debt component of the note an original discount of $300,000, legal fees of $65,000, $215,000 for additional interest fees on day one added to note principal, $1,442,000 for the accelerated conversion feature, and $1,288,543 for the fair value of warrants, resulting in an additional $3,310,543 debt discount that is being amortized to interest expense over the term of the Alto Convertible Note.

During the year ended December 31, 2023, the Company recorded interest expense of $2,484,193, which included amortization of debt discount as interest expense of $2,123,049. During the year ended December 31, 2023, the Company settled $1,925,700 of principal and settled $294,927 of accrued interest, which settlements were made in the form of 297,625 shares of common stock during the year ended December 31, 2023.

As of December 31, 2023, the outstanding principal for the convertible note was $2,254,856 and the debt discount remaining was $1,523,768, with a net convertible note carrying value of $731,088, which represents the current and non-current portions of the convertible note as of December 31, 2023.

Subsequent to December 31, 2023, the Company and the Investor agreed to certain changes in terms of the Alto Convertible Note as well as the waiver of certain covenant violations. See Subsequent Events for further details.

Paycheck Protection Program Term Notes

On March 9, 2021, the Company obtained a $73,007 term note issued under the Coronavirus Aid, Relief, and Economic Security Act’s Paycheck Protection Program (the “PPP”). The note bore an interest rate of 1% per annum, had a six-month deferral period with payments due on the seventh month, with all outstanding principal and interest due and payable within two years from the note’s inception date. Under its terms, all or a portion of the note may be forgiven in accordance with PPP requirements, with no more than 25% of the amount forgiven to be attributable to non-payroll costs. As of December 31, 2021, a “Loan Forgiveness Application” was submitted to PNC Bank along with the requested documentation. Thereafter, during the quarter ended March 31, 2022, the note liability was reduced in its entirety and the Company recognized a gain on forgiveness of $73,007 in its statement of operations for the year ended December 31, 2022. (as restated)

December 2021 Promissory Notes

On December 28, 2021, the Company issued promissory note units, consisting of an aggregate $500,000 in 10% unsecured promissory notes with a maturity date of December 28, 2022 (the “December 2021 Promissory Notes”) and warrants to purchase 62,500 shares of common stock exercisable at $8.00 per share with an expiration date of December 28, 2026. The Company received net proceeds of $494,925 upon the issuance of these promissory note units and incurred $21,890 in additional issuance costs which were allocated between the December 2021 Promissory Notes and the warrants. The Company assessed the embedded features of the December 2021 Promissory Notes and determined that the accelerated repayment upon an initial public offering represented a derivative feature requiring bifurcation. The Company estimated the fair value of the derivative to be $367,000 at issuance (see Note 8 for fair value considerations).

The Company determined that the warrants issued with the December 2021 Promissory Notes should be classified as equity. The Company measured the fair value of these warrants using a Black-Scholes model and allocated fair value to these warrants on a relative fair value basis. The proceeds from the December 2021 Promissory Notes allocated to the warrants at issuance was $418,449. The inputs to the Black-Scholes model included an estimated fair value of the Company’s common stock of $40.00, the exercise price of $8.00 per share, a five year term, 86.3% volatility and a risk free rate of 1.27%.

The discount on the December 2021 Promissory Notes was being amortized using the straight-line method as the initial proceeds received were fully allocated to the warrants and bifurcated derivative, through the maturity date of the notes. The Company recognized amortization expense of $331,978 related to the discount on the December 2021 Promissory Notes as interest expense in its statement of operations for the year ended December 31, 2022.

In April 2022, the warrants were modified by the Company to nullify the effect of the April 2022 reverse stock split, allowing the warrant to remain outstanding and exercisable for 62,500 shares of common stock at an exercise price of $8.00 per share. The Company calculated the incremental fair value provided to the holders of the warrants due to the modification as $941,000, which was recorded as a deemed dividend during the year ended December 31, 2022. The incremental fair value was estimated using a Black-Scholes model, with inputs including the estimated fair value of the Company’s common stock of $32.00, the exercise price of either $16.00 (pre-modification) or $8.00 (post-modification), a remaining term of 4.75 years, volatility of 83.6% and a risk free rate of 2.55%.

In September 2022, the warrants were exercised by the lenders in exchange for tendering the outstanding principal balance ($500,000) on the December 2021 Promissory Notes. The Company treated the settlement as a debt extinguishment for accounting purposes. The Company recognized a loss on extinguishment of $1,531,852 upon this settlement and issuance of the 62,500 shares of common stock upon exercise, based on the difference between the estimated fair value of the common stock issued ($2,031,250) and the carrying value of the December 2021 Promissory Notes. The Company paid all accrued interest under the December 2021 Promissory Notes from issuance through settlement to the lenders in cash during the year ended December 31, 2022.

2022 Convertible Bridge Notes

On February 8, 2022 and March 11, 2022, the Company sold $365,000 and $225,000, respectively, in 6% convertible notes (the “2022 Convertible Notes”), which bore 6% interest (which would be waived upon a conversion event), were repayable on December 31, 2024, and were convertible upon the completion of the Company’s initial public offering or other liquidity event at 50% of the per share price paid by investors in such an event. In addition, if the 2022 Convertible Notes were not converted during the period 12 months after their initial issuance, the outstanding principal amount of the 2022 Convertible Notes would be increased by 10%. The Company received net proceeds of $525,715 from the 2022 Convertible Notes, after deducting a total of $64,285 in fees paid to Boustead Securities LLC for services provided as placement agent for the offering. Boustead also received warrants in connection with the issuances with a total estimated fair value of $92,336 (see discussion below) and the Company incurred $17,363 in additional costs which were recorded as debt issuance costs upon issuance of the 2022 Convertible Notes.

The Company assessed the embedded features of the 2022 Convertible Notes and determined that the automatic conversion feature with a 50% discount to per share price paid (a share-settled redemption feature) and the 10% principal increase feature were not clearly and closely related to the debt host instrument and met the definition of a derivative and as such, required bifurcation from the 2022 Convertible Notes. The Company estimated the fair value at issuance of these features to be $221,000 and recorded as a discount to the 2022 Convertible Notes (see Note 8 for fair value considerations). Of the total $173,984 of issuance costs incurred related to the 2022 Convertible Notes, the Company allocated $108,858 of the debt issuance costs to the 2022 Convertible Notes (as a discount) and $65,126 allocated to the derivative liability and expensed as a component of the finance fee (as restated) in the statement of operations. The discount on the 2022 Convertible Notes was amortized under the effective interest method through the maturity dates of the notes. The Company recognized amortization expense of $37,745 related to the discount on the 2022 Convertible Notes as interest expense in its statement of operations for the year ended December 31, 2022.

For services provided in the offering, Boustead Securities LLC also received warrants to purchase 10% of the shares of common stock issuable upon conversion of the 2022 Convertible Notes, at the conversion price of the notes. Upon conversion, the warrant became exercisable for a total of 2,582 shares of common stock at an exercise price of $16.00 per share. These warrants were accounted for under ASC 718 and classified as liabilities due to the fact that the conversion of the 2022 Convertible Notes would impact their fair value. The fair value at issuance of the warrants was estimated as $92,336 using a Black-Scholes model, with inputs that included an estimated fair value of the Company’s common stock of $32.00, an exercise price of $16.00 per share (based on the estimated conversion terms), a five year term, 86.1% volatility and a risk free rate of 1.81% to 1.96%.

During the year ended December 31, 2022, the 2022 Convertible Notes were automatically converted into the securities issued by the Company to the investors in the initial public offering, at a discounted price of $32.00 per unit. Consistent with the investors in the initial public offering, the 2022 Convertible Note holders received 18,438 shares of common stock and warrants to purchase 18,438 shares of common stock with an exercise price of $0.08 per share. The warrants issued to the 2022 Convertible Note holders were immediately exercised. Pursuant to the automatic exercise of the share-settled redemption feature, the Company accounted for the conversion as an extinguishment of debt. The Company recognized the issuance of the shares of common stock and warrants at their estimated fair value, and recorded a loss on extinguishment of $310,621 based on the difference between the estimated fair value ($1,198,438) and the net carrying amount of the 2022 Convertible Notes (including the carrying value of the bifurcated derivative liabilities, which were adjusted to then fair value upon settlement). The accrued cash interest was waived upon conversion and was included as a component of the loss on extinguishment.

August 2022 Notes

On August 1, 2022, the Company issued promissory note units, consisting of an aggregate $50,000 in 10% promissory notes with a maturity date of July 31, 2023 (the “August 2022 Promissory Notes”) and warrants to purchase 2,500 shares of common stock exercisable at a price of the lesser of $20.00 per share or 50% of the per share price paid in the Company’s initial public offering. In addition, the Company issued convertible note units, consisting of an aggregate of $75,000 in 6% convertible notes with a maturity date of December 31, 2024 (the “August 2022 Convertible Notes”, and collectively, the “August 2022 Notes”) and warrants to purchase 3,750 shares of common stock exercisable at a price of the lesser of $20.00 per share or 50% of the per share price paid in the Company’s initial public offering. The Company received net proceeds of $50,000 upon the issuance of the August 2022 Promissory Notes, $25,000 upon the issuance of the August 2022 Convertible Notes (non-related party) and $50,000 upon the issuance of the August 2022 Convertible Notes issued to a related party (as detailed in Note 5 above).

The Company assessed the embedded features of the August 2022 Promissory Notes and determined that the accelerated repayment upon an initial public offering represented a derivative feature requiring bifurcation. The Company estimated the fair value of the derivative to be $45,000 at issuance (see Note 8 for fair value considerations). The Company assessed the embedded features of the August 2022 Convertible Notes and determined that the automatic conversion feature with a 50% discount to per share price paid (a share-settled redemption feature) and the 10% principal increase feature were not clearly and closely related to the debt host instrument and met the definition of a derivative and as such, required bifurcation from the August 2022 Convertible Notes. The Company estimated the fair value at issuance of these features to be $31,000 and recorded as a discount to the August 2022 Convertible Notes (see Note 8 for fair value considerations).

The Company determined that the warrants issued with the August 2022 Notes should be classified as liabilities under ASC 815, as the settlement amount could vary based on the occurrence of the initial public offering. The Company measured the fair value of these warrants using a Black-Scholes model with inputs that included an estimated fair value of the Company’s common stock of $32.00, an exercise price of $20.00 per share, a five-year term, 80.0% volatility and a risk free rate of 2.66%, and recognized them at their full fair value of $146,624.

The fair value of these warrants, the fair value of the bifurcated derivative liabilities and the other debt issuance costs incurred (totaling $27,162, including the fair value of the Boustead warrants described below), exceeded the proceeds received and as such, the Company recorded a loss at issuance of $124,786, in finance fee (as restated) in the statement of operations. The discount on the August 2022 Notes was being amortized under the straight-line method, as the initial carrying value was $0, through the maturity date of the respective notes. The Company recognized amortization expense of $7,661 related to the discount on the August 2022 Notes as interest expense in its statement of operations for the year ended December 31, 2022.

Boustead Securities LLC acted as placement agent for the August 2022 Notes and received warrants to purchase 625 shares of common stock at an exercise price of $20.00 per share. The fair value of the warrants was estimated as $14,662 using a Black-Scholes model with inputs that included an estimated fair value of the Company’s common stock of $32.00, an exercise price of $20.00 per share, a five-year term, 80.0% volatility and a risk free rate of 2.66%, and recorded by the Company in stockholders’ equity at issuance.

During the year ended December 31, 2022, the lender under the August 2022 Promissory Notes and one lender under the August 2022 Convertible Notes exercised warrants to purchase 3,750 shares of common stock in exchange for tendering their outstanding principal balance ($75,000) on their respective notes. As the warrants being exercised were classified as liabilities, the Company accounted for the settlement as an extinguishment of debt. The Company recognized the issuance of the 3,750 shares of common stock at their estimated fair value ($121,875), and recorded a gain on extinguishment of $44,614 based on the difference between the estimated fair value and the net carrying amount of the tendered August 2022 Notes. The remaining $50,000 outstanding under the August 2022 Convertible Notes (and owed to the related party) was fully repaid in cash during the year ended December 31, 2022 (see Note 5), resulting in the recognition of a gain on extinguishment of $2,206 based on the difference between the repayment in cash and the net carrying amount of the notes.